Material accounting policy information (Tables)	12 Months Ended
Jun. 30, 2026
Material Accounting Policy Information
Schedule of expected useful lives for property, plant and equipment

Depreciation is calculated using the straight-line method to allocate depreciable amounts over their estimated useful lives. The estimated useful lives are as follows:

Useful lives
Machinery	3 years
Furniture and Fittings	3 years
Medical equipment	3 years
Renovation	3 - 5 years
Air conditioner	3 years
Computer and office equipment	3 years
Software	3 years